Provisions	12 Months Ended
Sep. 30, 2023
Provisions [abstract]
Provisions	Provisions

	Severances[1]	Decommissioning liabilities[2]	Others[3]	Total
	$	$	$	$
As at September 30, 2022	10,644	22,930	17,011	50,585
Additional provisions	25,839	1,771	18,608	46,218
Utilized amounts	(30,038)	(4,337)	(15,237)	(49,612)
Reversals of unused amounts	(1,322)	(1,680)	(2,634)	(5,636)
Discount rate adjustment and imputed interest	—	186	—	186
Foreign currency translation adjustment	596	1,102	724	2,422
As at September 30, 2023	5,719	19,972	18,472	44,163
Current portion	5,719	3,717	15,529	24,965
Non-current portion	—	16,255	2,943	19,198
[1]    See Note 25, Cost optimization program and Note 27d), Investments in subsidiaries.
2    As at September 30, 2023, the decommissioning liabilities were based on the expected cash flows of $20,573,000 and were discounted at a weighted average rate of 0.98%. The timing of settlements of these obligations ranges between one and seventeen years as at September 30, 2023. The reversals of unused amounts are mostly due to favourable settlements.
3    As at September 30, 2023, others included provisions on revenue-generating contracts, litigation and claims as well as onerous supplier contracts, mainly under the cost optimization program (Note 25) and acquisition-related and integration costs (Note 27d).